Taxation (Details) - ZAR (R) R in Millions			12 Months Ended
	Jul. 01, 2022	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Geographical areas
Income tax			R 16,231	R 9,509	R 930
Deferred tax			(2,362)	(9,324)
Total tax expense (income)			R 13,869	R 185	R (26,390)
Applicable tax rate			28.00%	28.00%	28.00%
South Africa
Geographical areas
Normal tax			R 13,399	R 7,430	R 2,140
current year			13,303	7,478	2,542
prior years			96	(48)	(402)
Dividend withholding tax			(24)		2
Deferred tax			(2,535)	(9,779)	(9,324)
current year			(2,356)	(9,464)	(9,724)
prior years			(108)	(315)	400
tax rate reduction/change			(71)
Applicable tax rate	27.00%	28.00%
Foreign Countries
Geographical areas
Normal tax			2,856	2,079	(1,212)
current year			2,737	2,106	2,242
prior years			119	(27)	(3,454)
Deferred tax			173	455	(17,996)
current year			(132)	339	(20,375)
prior years			306	124	2,375
tax rate reduction/change			R (1)	R (8)	R 4